Significant accounting policies - Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 ARS ($)
Significant accounting policies
Finance lease liabilities	$ 13
Total payable at leases' maturity	13
Computer equipment and systems
Significant accounting policies
Net carrying value, Finance lease recognized as assets	13
Computer equipment and systems | Gross carrying value
Significant accounting policies
Net carrying value, Finance lease recognized as assets	$ 77
Lease term	3 years
Depreciation period (in years)	3 years
Computer equipment and systems | Accumulated depreciation and amortization
Significant accounting policies
Net carrying value, Finance lease recognized as assets	$ (64)